Supplemental Guarantor Condensed Consolidating Financials	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Supplemental Guarantor Condensed Consolidating Financials
19.	Supplemental Guarantor Condensed Consolidating Financials

The Company’s Senior Notes issued in August 2012 are fully and unconditionally and jointly and severally guaranteed by Hologic, Inc. (“Parent/Issuer”) and certain of its domestic subsidiaries. The following represents the supplemental condensed financial information of Hologic, Inc. and its guarantor and non-guarantor subsidiaries as of September 29, 2012 and September 24, 2011 and for each of the three years ended September 29, 2012, September 24, 2011 and September 25, 2010.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$210,028	$269,416	$80,986	$—	$560,430
Restricted cash	—	—	5,696	—	5,696
Accounts receivable, net	101,538	192,349	115,522	(76)	409,333
Inventories	74,500	223,043	70,180	(532)	367,191
Deferred income tax assets	13,578	—	617	(2,480)	11,715
Prepaid income taxes	20,805	48,429	611	—	69,845
Prepaid expenses and other current assets	18,817	12,816	12,668	—	44,301
Intercompany receivables	—	2,094,017	55,761	(2,149,778)	—
Other current assets—assets held-for-sale	—	67,878	26,625	—	94,503

Total current assets	439,266	2,907,948	368,666	(2,152,866)	1,563,014

Property and equipment, net	26,928	379,702	101,368	—	507,998
Intangible assets, net	24,034	4,162,930	114,286	—	4,301,250
Goodwill	279,956	3,522,474	140,349	—	3,942,779
Other assets	112,339	49,036	2,406	(1,714)	162,067
Investments in subsidiaries	9,782,940	101,615	2,296	(9,886,851)	—

Total assets	$10,665,463	$11,123,705	$729,371	$(12,041,431)	$10,477,108

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$29,847	$43,339	$14,037	$—	$87,223
Accrued expenses	238,387	86,566	50,052	(2,624)	372,381
Deferred revenue	92,234	10,307	27,147	—	129,688
Current portion of long-term debt	64,435	—	—	—	64,435
Intercompany payables	2,085,339	6,655	66,335	(2,158,329)	—
Other current liabilities—assets held-for-sale	—	5,520	2,102	—	7,622

Total current liabilities	2,510,242	152,387	159,673	(2,160,953)	661,349

Long-term debt, net of current portion	4,971,179	—	—	—	4,971,179
Deferred income tax liabilities	180,916	1,581,833	8,836	—	1,771,585
Deferred service obligations—long-term	7,536	1,160	7,601	(2,583)	13,714
Other long-term liabilities	34,559	30,587	34,504	(1,400)	98,250

Total liabilities	7,704,432	1,765,967	210,614	(2,164,936)	7,516,077
Total stockholders’ equity	2,961,031	9,357,738	518,757	(9,876,495)	2,961,031

Total liabilities and stockholders’ equity	$10,665,463	$11,123,705	$729,371	$(12,041,431)	$10,477,108

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$644,697	$—	$67,635	$—	$712,332
Restricted cash	—	—	537	—	537
Accounts receivable, net	99,111	121,102	98,486	13	318,712
Inventories	78,512	99,867	52,165	—	230,544
Deferred income tax assets	12,856	26,313	438	—	39,607
Prepaid income taxes	9,525	—	573	—	10,098
Prepaid expenses and other current assets	16,800	4,519	9,751	—	31,070
Intercompany receivables	1,998	1,895,063	12,675	(1,909,736)	—

Total current assets	863,499	2,146,864	242,260	(1,909,723)	1,342,900

Property and equipment, net	27,519	137,400	73,747	—	238,666
Intangible assets, net	31,869	1,944,250	114,688	—	2,090,807
Goodwill	279,957	1,871,242	139,131	—	2,290,330
Other assets	37,600	7,067	1,410	—	46,077
Investments in subsidiaries	5,729,396	67,902	268	(5,797,566)	—

Total assets	$6,969,840	$6,174,725	$571,504	$(7,707,289)	$6,008,780

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$31,901	$19,694	$11,872	$—	$63,467
Accrued expenses	230,320	35,491	59,516	—	325,327
Deferred revenue	92,205	12,047	16,404	—	120,656
Intercompany payables	1,888,253	—	24,218	(1,912,471)	—

Total current liabilities	2,242,679	67,232	112,010	(1,912,471)	509,450

Long-term debt, net of current portion	1,488,580	—	—	—	1,488,580
Deferred income tax liabilities	236,511	706,877	14,038	—	957,426
Deferred service obligations—long-term	6,000	354	3,113	—	9,467
Other long-term liabilities	59,175	17,664	30,123	—	106,962

Total liabilities	4,032,945	792,127	159,284	(1,912,471)	3,071,885
Total stockholders’ equity	2,936,895	5,382,598	412,220	(5,794,818)	2,936,895

Total liabilities and stockholders’ equity	$6,969,840	$6,174,725	$571,504	$(7,707,289)	$6,008,780

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$420,960	$1,089,580	$431,689	$(284,501)	$1,657,728
Service and other revenues	307,097	63,313	32,555	(58,041)	344,924

	728,057	1,152,893	464,244	(342,542)	2,002,652

Costs and expenses:
Cost of product sales	211,665	396,747	292,928	(284,501)	616,839
Cost of product sales—amortization of intangible assets	5,226	192,377	4,261	—	201,864
Cost of service and other revenues	155,555	61,285	30,713	(58,041)	189,512
Research and development	28,065	91,199	11,698	—	130,962
Selling and marketing	67,874	170,422	84,018	—	322,314
General and administrative	52,418	136,231	31,393	—	220,042
Amortization of intangible assets	2,709	64,357	4,970	—	72,036
Contingent consideration—compensation expense	81,031	—	—	—	81,031
Contingent consideration—fair value adjustments	38,466	—	—	—	38,466
Impairment of goodwill	—	5,826	—	—	5,826
Gain on sale of intellectual property, net	—	(12,424)	—	—	(12,424)
Litigation settlement charge, net	150	12	290	—	452
Acquired in-process research and development	—	4,500	—	—	4,500
Restructuring and divestiture charges, net	49	16,185	1,281	—	17,515

	643,208	1,126,717	461,552	(342,542)	1,888,935

Income from operations	84,849	26,176	2,692	—	113,717
Investment and interest income	1,950	159	840	(609)	2,340
Interest expense	(137,190)	(1,158)	(1,939)	—	(140,287)
Debt extinguishment loss	(42,347)	—	—	—	(42,347)
Other income, net	3,051	699	557	609	4,916

(Loss) income before income taxes	(89,687)	25,876	2,150	—	(61,661)
Provision for (benefit from) income taxes	9,721	(3,094)	5,346	—	11,973
Equity in earnings (losses) of subsidiaries	25,774	8,415	556	(34,745)	—

Net (loss) income	$(73,634)	$37,385	$(2,640)	$(34,745)	$(73,634)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$411,309	$964,584	$376,575	$(274,128)	$1,478,340
Service and other revenues	274,197	59,026	27,862	(50,076)	311,009

	685,506	1,023,610	404,437	(324,204)	1,789,349

Costs and expenses:
Cost of product sales	200,912	309,910	284,495	(274,128)	521,189
Cost of product sales—amortization of intangible assets	5,224	167,341	4,891	—	177,456
Cost of service and other revenues	143,399	51,888	22,312	(50,076)	167,523
Research and development	28,959	75,437	12,300	—	116,696
Selling and marketing	60,496	166,458	59,776	—	286,730
General and administrative	49,730	85,950	23,113	—	158,793
Amortization of intangible assets	2,709	54,851	774	—	58,334
Contingent consideration—compensation expense	20,002	—	—	—	20,002
Contingent consideration—fair value adjustments	(8,016)	—	—	—	(8,016)
Gain on sale of intellectual property, net	—	(84,502)	—	—	(84,502)
Litigation settlement charge, net	450	320	—	—	770
Restructuring and divestiture charges, net	(353)	—	282	—	(71)

	503,512	827,653	407,943	(324,204)	1,414,904

Income (loss) from operations	181,994	195,957	(3,506)	—	374,445
Investment and interest income	1,495	1	364	—	1,860
Interest expense	(111,583)	(1,357)	(1,906)	—	(114,846)
Debt extinguishment loss	(29,891)	—	—	—	(29,891)
Other (expense) income, net	(1,706)	(2,661)	185	—	(4,182)

Income (loss) before income taxes	40,309	191,940	(4,863)	—	227,386
Provision for (benefit from) income taxes	10,976	60,163	(903)	—	70,236
Equity in earnings (losses) of subsidiaries	127,817	8,699	319	(136,835)	—

Net income (loss)	$157,150	$140,476	$(3,641)	$(136,835)	$157,150

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$370,613	$958,086	$305,677	$(219,476)	$1,414,900
Service and other revenues	232,058	62,564	18,345	(48,315)	264,652

	602,671	1,020,650	324,022	(267,791)	1,679,552

Costs and expenses:
Cost of product sales	200,126	300,482	205,925	(219,476)	487,057
Cost of product sales—amortization of intangible assets	6,704	164,058	685	—	171,447
Cost of product sales—impairment of intangible assets	—	123,350	—	—	123,350
Cost of service and other revenues	139,111	55,242	15,022	(48,315)	161,060
Research and development	29,503	71,132	3,670	—	104,305
Selling and marketing	61,872	141,534	43,968	—	247,374
General and administrative	45,434	86,798	16,108	—	148,340
Amortization of intangible assets	4,852	49,644	362	—	54,858
Impairment of goodwill	—	76,723	—	—	76,723
Impairment of intangible assets	—	20,117	—	—	20,117
Litigation settlement charge, net	—	11,403	—	—	11,403
Acquired in-process research and development	—	2,000	—	—	2,000
Restructuring and divestiture charges, net	—	296	1,285	—	1,581

	487,602	1,102,779	287,025	(267,791)	1,609,615

Income (loss) from operations	115,069	(82,129)	36,997	—	69,937
Investment and interest income	1,118	(15)	175	—	1,278
Interest expense	(123,673)	(1,503)	(1,931)	—	(127,107)
Other income (expense), net	24,450	(2,102)	(21,447)	—	901

(Loss) income before income taxes	16,964	(85,749)	13,794	—	(54,991)
Provision for (benefit from) income taxes	10,095	(7,262)	4,989	—	7,822
Equity in earnings (losses) of subsidiaries	(69,682)	8,142	(261)	61,801	—

Net (loss) income	$(62,813)	$(70,345)	$8,544	$61,801	$(62,813)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net (loss) income	$(73,634)	$37,385	$(2,640)	$(34,745)	$(73,634)
Foreign currency translation adjustment	836	(527)	5,908	—	6,217
Adjustment to minimum pension liability, net of taxes	—	—	(1,484)	—	(1,484)
Unrealized gain on available-for-sale security, net of taxes	—	62	—	—	62

Other comprehensive income (loss)	836	(465)	4,424	—	4,795

Comprehensive (loss) income	$(72,798)	$36,920	$1,784	$(34,745)	$(68,839)

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$157,150	$140,476	$(3,641)	$(136,835)	$157,150
Foreign currency translation adjustment	(1,127)	(121)	2,336	—	1,088
Adjustment to minimum pension liability, net of taxes	—	—	764	—	764

Other comprehensive income (loss)	(1,127)	(121)	3,100	—	1,852

Comprehensive income (loss)	$156,023	$140,355	$(541)	$(136,835)	$159,002

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net (loss) income	$(62,813)	$(70,345)	$8,544	$61,801	$(62,813)
Foreign currency translation adjustment	2	1,105	(5,870)	—	(4,763)
Adjustment to minimum pension liability, net of taxes	—	—	(2,122)	—	(2,122)

Other comprehensive income (loss)	2	1,105	(7,992)	—	(6,885)

Comprehensive (loss) income	$(62,811)	$(69,240)	$552	$61,801	$(69,698)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$236,063	$104,167	$29,992	$—	$370,222

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(3,971,970)	196,771	12,796	—	(3,762,403)
Payment of additional acquisition consideration	(8,858)	—	(926)	—	(9,784)
Proceeds from sale of intellectual property	—	12,500	—	—	12,500
Purchase of property and equipment	(13,247)	(12,444)	(7,458)	—	(33,149)
Increase in equipment under customer usage agreements	—	(30,735)	(14,889)	—	(45,624)
Acquisition of in-process research and development assets	(4,500)	—	—	—	(4,500)
Purchase of cost-method investment	—	(250)	—	—	(250)
Decrease (increase) in restricted cash	—	(38)	(5,121)	—	(5,159)
Increase in other assets	(558)	(2,192)	335	—	(2,415)

Net cash (used in) provided by investing activities	(3,999,133)	163,612	(15,263)	—	(3,850,784)

FINANCING ACTIVITIES
Proceeds from long-term debt	3,476,320	—	—	—	3,476,320
Payment of debt issuance costs	(81,408)	—	—	—	(81,408)
Payment of contingent consideration	(51,680)	—	—	—	(51,680)
Payment of deferred acquisition consideration	(44,223)	—	—	—	(44,223)
Net proceeds from issuance of common stock pursuant to employee stock plans	28,594	—	—	—	28,594
Excess tax benefit related to equity awards	6,206	—	—	—	6,206
Payment of employee restricted stock minimum tax withholdings	(5,710)	—	—	—	(5,710)

Net cash provided by financing activities	3,328,099	—	—	—	3,328,099
Effect of exchange rate changes on cash and cash equivalents	302	1,637	(1,378)	—	561

Net increase in cash and cash equivalents	(434,669)	269,416	13,351	—	(151,902)
Cash and cash equivalents, beginning of period	644,697	—	67,635	—	712,332

Cash and cash equivalents, end of period	$210,028	$269,416	$80,986	$—	$560,430

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$431,353	$9,040	$15,631	$—	$456,024

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(240,917)	9,070	33,103	—	(198,744)
Payment of additional acquisition consideration	(19,660)	—	—	—	(19,660)
Divestiture activities, net of cash transferred	1,138	—	1,129	—	2,267
Proceeds from sale of intellectual property	750	12,500	—	—	13,250
Purchase of property and equipment	(11,512)	(8,646)	(7,627)	—	(27,785)
Increase in equipment under customer usage agreements	(1,121)	(17,361)	(9,396)	—	(27,878)
Purchase of licensed technology and other intangible assets	—	(3,021)	—	—	(3,021)
Purchase of insurance contracts	(5,322)	—	—	—	(5,322)
Purchase of cost-method investment	—	(99)	—	—	(99)
Increase in restricted cash	—	—	405	—	405

Net cash (used in) provided by investing activities	(276,644)	(7,557)	17,614	—	(266,587)

FINANCING ACTIVITIES
Repayment of long-term debt and notes payable	—	(1,362)	—	—	(1,362)
Payment of debt issuance costs	(5,327)	—	—	—	(5,327)
Payment of contingent consideration	(4,294)	—	—	—	(4,294)
Net proceeds from issuance of common stock pursuant to employee stock plans	25,404	—	—	—	25,404
Excess tax benefit related to equity awards	3,652	—	—	—	3,652
Payment of employee restricted stock minimum tax withholdings	(10,399)	—	—	—	(10,399)

Net cash provided by (used in) financing activities	9,036	(1,362)	—	—	7,674
Effect of exchange rate changes on cash and cash equivalents	48	(121)	(331)	—	(404)

Net increase (decrease) in cash and cash equivalents	163,793	—	32,914	—	196,707
Cash and cash equivalents, beginning of period	480,904	—	34,721	—	515,625

Cash and cash equivalents, end of period	$644,697	$—	$67,635	$—	$712,332

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	481,793	(43,634)	18,553	—	456,712

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(84,751)	1	428	—	(84,322)
Divestiture activities, net of cash transferred	—	—	(1,035)	—	(1,035)
Proceeds from sale of intellectual property	3,000	70,000	—	—	73,000
Purchase of property and equipment	(11,509)	(10,126)	(6,375)	—	(28,010)
Increase in equipment under customer usage agreements	(1,421)	(11,392)	(5,835)	—	(18,648)
Purchase of licensed technology and other intangible assets	—	(500)	—	—	(500)
Purchase of insurance contracts	(5,322)	—	—	—	(5,322)
Acquisition of in-process research and development assets	(2,000)	—	—	—	(2,000)
Proceeds from sale of cost method investments	—	—	678	—	678
Purchase of cost-method investment	(325)	(470)	—	—	(795)
Increase in restricted cash	—	—	(26)	—	(26)

Net cash provided by (used in) investing activities	(102,328)	47,513	(12,165)	—	(66,980)

FINANCING ACTIVITIES
Repayment of long-term debt and notes payable	(174,167)	(1,326)	(1,511)	—	(177,004)
Purchase of non-controlling interest	—	(2,684)	—	—	(2,684)
Net proceeds from issuance of common stock pursuant to employee stock plans	12,594	—	—	—	12,594
Excess tax benefit related to equity awards	2,043	—	—	—	2,043
Payment of employee restricted stock minimum tax withholdings	(2,524)	—	—	—	(2,524)

Net cash used in financing activities	(162,054)	(4,010)	(1,511)	—	(167,575)
Effect of exchange rate changes on cash and cash equivalents	3	131	148	—	282

Net increase in cash and cash equivalents	217,414	—	5,025	—	222,439
Cash and cash equivalents, beginning of period	263,490	—	29,696	—	293,186

Cash and cash equivalents, end of period	$480,904	$—	$34,721	$—	$515,625

Note 11.	Supplemental Guarantor Condensed Consolidating Financials

In connection with Hologic, Inc.’s acquisition of Gen-Probe on August 1, 2012, Hologic completed a private placement of $1.0 billion aggregate principal amount of 6.25% senior notes due 2020 (the “Senior Notes”). The Senior Notes are fully and unconditionally and jointly and severally guaranteed by Hologic, Inc. (“Issuer”) and certain of its domestic subsidiaries, including those acquired in its acquisition of Gen-Probe. The following represents the supplemental condensed financial information of Gen-Probe and its guarantor and non-guarantor subsidiaries, as of June 30, 2012 and for the six months ended June 30, 2012.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$158,945	$7,511	$—	$166,456
Marketable securities	—	196,025	—	—	196,025
Trade accounts receivable, net	—	49,594	11,504	—	61,098
Accounts receivable - other	—	6,805	3	—	6,808
Inventories	—	84,058	7,333	(502)	90,889
Deferred income tax	—	8,049	480	—	8,529
Prepaid expenses	—	12,614	1,540	—	14,154
Other current assets	—	3,389	4,121	—	7,510

Total current assets	—	519,479	32,492	(502)	551,469

Marketable securities, net of current portion	—	88,713	—	—	88,713
Property and equipment, net	—	150,168	27,439	—	177,607
Capitalized software, net	—	18,856	—	—	18,856
Patents, net	—	11,021	212	—	11,233
Purchased intangibles, net	—	90,383	10,757	—	101,140
Goodwill	—	140,699	(301)	—	140,398
License, manufacturing access fees and other assets, net	—	55,951	3,800	—	59,751
Investment in subsidiaries	—	52,027	1,690	(53,717)	—

Intercompany receivable	—	17,049	13,478	(30,527)	—

Total assets	$—	$1,144,346	$89,567	$(84,746)	$1,149,167

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$19,046	$1,174	$—	$20,220
Accrued salaries and employee benefits	—	23,183	1,428	—	24,611
Other accrued expenses	—	13,243	2,733	—	15,976
Income tax payable	—	170	548	(433)	285
Short-term borrowings	—	248,000	—	—	248,000
Deferred revenue	—	896	473	—	1,369
Intercompany payables	—	3,499	27,032	(30,531)	—

Total current liabilities	—	308,037	33,388	(30,964)	310,461

Non-current income tax payable	—	10,307	77	—	10,384
Deferred income tax	—	18,940	331	—	19,271
Deferred revenue, net of current portion	—	3,796	242	—	4,038
Other long-term liabilities	—	5,549	1,747	—	7,296

Total liabilities	—	346,629	35,785	(30,964)	351,450

Total stockholders’ equity	—	797,717	53,782	(53,782)	797,717

Total liabilities and stockholders’ equity	$—	$1,144,346	$89,567	$(84,746)	$1,149,167

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$—	$274,839	$23,222	$(62)	$297,999
Collaborative research revenues	—	7,792	1	—	7,793
Royalty and license revenue	—	3,502	127	—	3,629
Intercompany revenue	—	6,404	6,306	(12,710)

	—	292,537	29,656	(12,772)	309,421

Costs and expenses:
Cost of product sales (excluding acquisition-related intangible amortization)	—	94,242	18,358	(9,040)	103,560
Acquisition-related intangible amortization	—	4,902	629	—	5,531
Research and development	—	55,465	1,311	—	56,776
Marketing and sales	—	33,989	8,121	(3,200)	38,910
General and administrative	—	37,844	4,181	(532)	41,493
Asset impairment charges	—	—	783	—	783

Income (loss) from operations	—	66,095	(3,727)	—	62,368
Investment and interest income	—	3,706	7	—	3,713
Interest expense	—	(1,072)	(6)	—	(1,078)
Other (expense) income, net	—	(757)	398	—	(359)

Income before income taxes	—	67,972	(3,328)	—	64,644
Provision for (benefit from) income taxes	—	23,067	(598)	—	22,469
Equity in earnings (loss) of subsidiaries	—	(2,730)	—	2,730	—

Net income (loss)	$—	$42,175	$(2,730)	$2,730	$42,175

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

For the Six Months Ended June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$—	$42,175	$(2,730)	$2,730	$42,175
Foreign currency translation adjustment	—	—	(39)	196	157
Change in net unrealized loss on marketable securities, net of income tax benefit	—	(967)	—	—	(967)
Reclassification of net realized gain on marketable securities, net of income tax expense	—	(1,629)	—	—	(1,629)

Comprehensive income (loss)	$—	$39,579	$(2,769)	$2,926	$39,736

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Six Months Ended June 30, 2012

(In thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	67,893	(1,973)	(216)	65,704

INVESTING ACTIVITIES
Proceeds from sale and maturities of marketable securities	—	254,120	—	—	254,120
Purchase of marketable securities	—	(265,447)	—	—	(265,447)
Purchase of property, plant and equipment	—	(11,091)	(4,432)	—	(15,523)
Purchase of capitalized software	—	(3,437)	—	—	(3,437)
Purchase of intangible assets, including licenses and manufacturing access fees	—	(1,527)	32	(32)	(1,527)
Other	—	117	25	248	390

Net cash (used in) provided by investing activities	—	(27,265)	(4,375)	216	(31,424)

FINANCING ACTIVITIES
Proceeds from issuance of common stock and employee stock purchase plan	—	43,161	—	—	43,161
Repurchase and retirement of restricted stock for payment of taxes	—	(1,146)	—	—	(1,146)
Excess tax benefit from employee stock-based compensation	—	3,374	1	—	3,375

Net cash provided by financing activities	—	45,389	1	—	45,390
Effect of exchange rate changes on cash and cash equivalents	—	(2,876)	2,641	—	(235)

Net increase (decrease) in cash and cash equivalents	—	83,141	(3,706)	—	79,435
Cash and cash equivalents, beginning of period	—	75,804	11,217	—	87,021

Cash and cash equivalents, end of period	$—	$158,945	$7,511	$—	$166,456

Note 19.	Supplemental Guarantor Condensed Consolidating Financials

In connection with Hologic, Inc.’s acquisition of Gen-Probe on August 1, 2012, Hologic completed a private placement of $1.0 billion aggregate principal amount of 6.25% senior notes due 2020 (the “Senior Notes”). The Senior Notes are fully and unconditionally and jointly and severally guaranteed by Hologic, Inc. (“Issuer”) and certain of its domestic subsidiaries, including those acquired in its acquisition of Gen-Probe. The following represents the supplemental condensed financial information of Gen-Probe and its guarantor and non-guarantor subsidiaries, as of December 31, 2011.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$75,804	$11,217	$—	$87,021
Marketable securities	—	218,789	—	—	218,789
Trade accounts receivable, net	—	49,183	8,584	—	57,767
Accounts receivable - other	—	3,357	89	—	3,446
Inventories	—	69,488	8,676	(278)	77,886
Deferred income tax	—	7,736	452	—	8,188
Prepaid expenses	—	10,095	1,460	—	11,555
Other current assets	—	3,491	1,476	—	4,967

Total current assets	—	437,943	31,954	(278)	469,619

Marketable securities, net of current portion	—	62,237	—	—	62,237
Property and equipment, net	—	151,032	25,049	—	176,081
Capitalized software, net	—	16,958	34	—	16,992
Patents, net	—	11,508	250	—	11,758
Purchased intangibles, net	—	94,622	11,997	—	106,619
Goodwill	—	140,699	(295)	—	140,404
License, manufacturing access fees and other assets, net	—	58,030	3,708	—	61,738
Intercompany receivable	—	8,502	6,070	(14,372)	—
Investments in subsidiaries	—	54,671	1,686	(56,357)	—

Total assets	$—	$1,036,202	$80,453	$(71,207)	$1,045,448

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$10,802	$1,198	$—	$12,000
Accrued salaries and employee benefits	—	27,106	1,689	—	28,795
Other accrued expenses	—	10,049	2,797	—	12,846
Income tax payable	—	1,281	925	(349)	1,857
Short-term borrowings	—	248,000	—	—	248,000
Deferred revenue	—	1,045	193	—	1,238
Intercompany payables	—	—	14,596	(14,596)	—

Total current liabilities	—	298,283	21,398	(14,945)	304,736

Non-current income tax payable	—	9,939	80	—	10,019
Deferred income tax	—	18,930	353	—	19,283
Deferred revenue, net of current portion	—	2,947	290	—	3,237
Other long-term liabilities	—	5,761	2,070	—	7,831

Total liabilities	—	335,860	24,191	(14,945)	345,106

Total stockholders’ equity	—	700,342	56,262	(56,262)	700,342

Total liabilities and stockholders’ equity	$—	$1,036,202	$80,453	$(71,207)	$1,045,448

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$—	$522,237	$40,349	$2	$562,588
Collaborative research revenues	—	7,679	3	—	7,682
Royalty and license revenue	—	5,948	16	—	5,964
Intercompany revenue	—	18,867	9,380	(28,247)	—

	—	554,731	49,748	(28,245)	576,234

Costs and expenses:
Cost of product sales (excluding acquisition-related intangible amortization)	—	170,662	25,705	(22,722)	173,645
Acquisition-related intangible amortization	—	9,778	1,283	—	11,061
Research and development	—	110,253	2,489	—	112,742
Marketing and sales	—	60,027	13,042	(4,673)	68,396
General and administrative	—	60,893	11,351	(850)	71,394
Goodwill and asset impairment charges	—	3,993	8,753	—	12,746

Income (loss) from operations	—	139,125	(12,875)	—	126,250
Investment and interest income	—	9,037	(342)	—	8,695
Interest expense	—	(2,052)	(18)	—	(2,070)
Other-than-temporary impairment loss on equity investment	—	(39,482)	—	—	(39,482)
Other (expense) income, net	—	(481)	245	—	(236)

Income (loss) before income taxes	—	106,147	(12,990)	—	93,157
Provision for (benefit from) income taxes	—	44,049	(1,016)	—	43,033
Equity in earnings (loss) of subsidiaries	—	(11,974)	—	11,974	—

Net income (loss)	$—	$50,124	$(11,974)	$11,974	$50,124

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$—	$50,124	$(11,974)	$11,974	$50,124
Foreign currency translation adjustment	—	(454)	(381)	314	(521)
Change in net unrealized loss on marketable securities, net of income tax benefit	—	3,196	(151)	—	3,045
Reclassification of net realized gain on marketable securities, net of income tax expense	—	(3,745)	230	—	(3,515)

Comprehensive income (loss)	$—	$49,121	$(12,276)	$12,288	$49,133

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

(In thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	$182,990	$(1,414)	$(323)	$181,253

INVESTING ACTIVITIES
Proceeds from sale and maturities of marketable securities	—	477,347	11,894	—	489,241
Purchase of marketable securities	—	(395,190)	—	—	(395,190)
Purchase of property, plant and equipment	—	(31,030)	(10,634)	—	(41,664)
Purchase of capitalized software	—	(6,053)	—	—	(6,053)
Purchase of intangible assets, including licenses and manufacturing access fees	—	(2,659)	(2,901)	301	(5,259)
Cash paid for investment in Roka Bioscience	—	(3,980)	—	—	(3,980)
Other	—	(448)	217	22	(209)

Net cash (used in) provided by investing activities	—	37,987	(1,424)	323	(36,886)

FINANCING ACTIVITIES
Repurchase and retirement of common stock	—	(250,000)	—	—	(250,000)
Proceeds from issuance of common stock and employee stock purchase plan	—	49,932	—	—	49,932
Repurchase and retirement of restricted stock for payment of taxes	—	(1,615)	—	—	(1,615)
Excess tax benefit from employee stock-based compensation	—	5,080	—	—	5,080
Borrowings, net	—	8,000	—	—	8,000

Net cash used in financing activities	—	(188,603)	—	—	(188,603)
Effect of exchange rate changes on cash and cash equivalents	—	(5,830)	3,625	—	(2,205)

Net increase in cash and cash equivalents	—	26,544	787	—	27,331
Cash and cash equivalents, beginning of period	—	49,260	10,430	—	59,690

Cash and cash equivalents, end of period	$—	$75,804	$11,217	$—	$87,021